DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	$ 412.5	$ 99.8
Deferred tax liabilities	(371.0)	(55.9)
Deferred tax assets, net	41.5	43.9
Property, plant and equipment
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	9.3	5.2
Intangible assets
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	26.3	21.5
Deferred tax liabilities	(65.1)	(55.5)
Inventories
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	6.7	7.0
Lease obligations
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	305.8	0.0
Other payables
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	17.3	11.1
Tax losses carry forward
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	45.2	43.2
Other
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets	1.9	11.8
Deferred tax liabilities	(3.3)	(0.4)
Right-of-use assets
DisclosureOfDeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax liabilities	$ (302.6)	$ 0.0